Investment Portfolio - March 31, 2026

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 23.9%

Non-Convertible Corporate Bonds- 23.9%
Communication Services - 0.5%
Entertainment - 0.5%
The Walt Disney Co., 6.65%, 11/15/2037	2,620,000	$2,948,081

Consumer Discretionary - 2.1%
Diversified Consumer Services - 1.0%
Cornell Univ., 4.169%, 6/15/2030	6,400,000	6,354,307

Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc., 4.65%, 3/16/2031	3,075,000	3,069,465

Household Durables - 0.6%
DR Horton, Inc., 4.85%, 10/15/2030	3,260,000	3,284,344

Total Consumer Discretionary		12,708,116

Consumer Staples - 0.5%
Beverages - 0.5%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	3,600,000	3,078,212

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	3,660,000	3,181,305
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,344,670
Energy Transfer LP,
4.55%, 1/15/2031	3,150,000	3,121,346
6.50%, 2/1/2042	5,125,000	5,334,173

Total Energy		16,981,494

Financials - 10.2%
Banks - 5.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	5,580,000	5,061,518
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	4,700,000	4,643,814
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	3,130,000	3,102,823
Huntington Bancshares, Inc., 2.55%, 2/4/2030	3,660,000	3,390,726
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,210,000	6,178,585
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	4,710,000	4,661,036
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	4,870,000	4,898,249
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	1,910,000	1,807,714

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	1,520,000	$1,526,163
		35,270,628
Capital Markets - 1.3%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	5,930,000	6,042,598
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	1,750,000	1,736,876
		7,779,474
Consumer Finance - 1.1%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	6,215,000	6,549,131

Diversified Financial Services - 0.5%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	3,110,000	3,050,243

Financial Services - 1.0%
Apollo Global Management, Inc.,
5.15%, 8/12/2035	3,200,000	3,101,807
5.70%, 3/30/2036	3,150,000	3,152,164

		6,253,971
Insurance - 0.6%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	3,420,000	3,565,242

Total Financials		62,468,689

Industrials - 1.0%
Construction Materials - 0.5%
Eagle Materials, Inc., 5.00%, 3/15/2036	3,200,000	3,061,133

Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,490,000	3,360,725

Total Industrials		6,421,858

Information Technology - 0.5%
Software - 0.5%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	3,130,000	3,066,900

Materials - 1.3%
Metals & Mining - 1.3%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	4,625,000	4,529,465

Investment Portfolio - March 31, 2026

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,600,640	$3,575,718

Total Materials		8,105,183

Real Estate - 2.3%
Specialized REITs - 2.3%
Safehold GL Holdings LLC,
2.85%, 1/15/2032	2,736,000	2,445,533
6.10%, 4/1/2034	3,286,000	3,456,033
SBA Tower Trust,
6.599%, 1/15/2028[2]	5,225,000	5,313,344
4.831%, 10/15/2029[2]	2,730,000	2,741,893

Total Real Estate		13,956,803

Utilities - 2.8%
Electric Utilities - 1.6%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,532,197
Duke Energy Florida LLC, 6.40%, 6/15/2038	5,880,000	6,409,408
		9,941,605

Independent Power and Renewable Electricity Producers - 1.2%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	6,750,000	7,058,893

Total Utilities		17,000,498

TOTAL CORPORATE BONDS		146,735,834
(Identified Cost $146,371,590)

ASSET-BACKED SECURITIES - 13.8%

ALLO Issuer LLC, Series 2024-1A, Class A2, 5.94%, 7/20/2054[2]	1,250,000	1,262,193
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class B, 5.20%, 7/21/2031[2]	3,444,000	3,471,102
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	912,718
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,010,454
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	3,250,000	3,243,011
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	968,394
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	253,499	233,065
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	2,250,000	2,242,623

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	47,611	$47,375
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,170,477
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.812%, 11/27/2073[2,5]	1,977,302	1,991,246
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.712%, 11/25/2074[2,5]	3,065,501	3,073,451
ExteNet Issuer LLC, Series 2024-1A, Class A2, 5.335%, 7/25/2054[2]	3,000,000	3,009,386
FIP Master Funding LLC, Series 2025-1A, Class A2, 5.16%, 10/15/2055[2]	2,996,281	2,944,822
Series 2026-1A, Class A1, 4.90%, 3/15/2056[2]	3,900,000	3,833,929
GGAM Master Trust International Ltd., Series 2025-1A, Class A, (Cayman Islands), 5.923%, 9/30/2060[2]	2,948,509	2,937,887
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,041,642	882,495
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	2,653,933	2,591,068
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,610,107
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $4,709,933)[6]	4,710,000	4,712,323
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, 9/20/2065[2]	2,871,106	2,893,341
Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072[2]	4,621,931	4,691,099
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	2,700,000	2,682,443
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,199,801	1,168,030
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,879,276	1,892,590
Series 2025-1A, Class A2, 5.413%, 2/15/2035[2]	2,700,000	2,692,999
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	54,769	54,711
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	845,692	862,572
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	615,343	619,998

Investment Portfolio - March 31, 2026

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.103%, 12/15/2039[5]	4,622,281	$4,505,755
SMB Private Education Loan Trust, Series 2021-A, Class A2A1, (1 mo. U.S. Secured Overnight Financing Rate + 0.844%), 4.517%, 1/15/2053[2,5]	3,220,429	3,182,947
Series 2024-D, Class A1A, 5.38%, 7/15/2053[2]	4,302,184	4,352,962
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	2,400,174	2,319,658
Tricon Residential Trust, Series 2024- SFR3, Class A, 4.50%, 8/17/2041[2]	5,445,668	5,372,001
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	3,825,000	3,758,234
VelocitySBA Loan Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 2.500%), 6.173%, 1/20/2051 (Acquired 03/17/2026, cost $1,529,212)[5,6]	1,550,000	1,530,625

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $85,983,964)		84,728,091

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,055,377	1,039,602
Series 2025-RM13, Class A1, 4.25%, 10/25/2065[2]	1,997,643	1,934,195
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.073%, 2/15/2043[2,5]	3,060,000	3,056,846
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	7,428	7,078
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	730,251	605,092
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,7]	144,979	135,188
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	148,586	135,696
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	43,088	38,897
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	26,774	23,770
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.194%, 8/25/2066[2,7]	3,658,694	3,249,689
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,271,928	1,134,490

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS, (continued)
Series 2018-31, Class KP, 3.50%, 7/25/2047	1,239	$1,233
Series 2021-69, Class WJ, 1.50%, 10/25/2050	977,601	853,420
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,078,964	1,094,737
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	1,073,710	955,497
Series 5501, Class JL, 3.50%, 6/25/2048	3,275,085	2,664,316
Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	33,386	31,356
Series 2024-64, Class BQ, 5.00%, 4/20/2054	3,908,348	3,930,203
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,7]	400,577	347,322
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.517%, 12/25/2051[2,5]	1,367,595	1,276,116
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	962,560	865,778
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	956,292	860,380
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,097,506	944,346
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	7,318	7,228
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,7]	12,676	11,512
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,7]	1,492,228	1,171,182
Series 2022-6, Class A12A, 3.50%, 11/25/2052[2,7]	1,291,156	1,258,508
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.337%, 1/25/2063[2,7]	1,746,307	1,675,516
Series 2025-1, Class A3, 3.684%, 1/25/2063[2,7]	2,319,399	2,082,780
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,7]	64,648	63,684
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	31,875	30,669
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	57,689	56,030
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	53,468	51,231

Investment Portfolio - March 31, 2026

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBX Trust,
Series 2020-EXP1, Class B21A, 5.171%, 2/25/2060[2,7]	7,396,305	$7,474,195
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]	1,098,617	951,895
Series 2022-NQM2, Class A1A, 3.783%, 1/25/2062[2,8]	2,384,936	2,317,841
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	882,755	885,226
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.679%, 7/25/2029 (Acquired 07/24/2023, cost $174,821)[5,6]	174,819	174,805
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	509,549	475,447
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,269,691	1,105,499
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	2,224,087	1,837,604
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,350,932	1,121,025
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[7]	1,180,960	1,042,416
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	318,826	288,446
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	23,752	21,486
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	67,643	61,581
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	288,612	275,517
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.793%, 10/25/2048[2,5]	36,419	36,431
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A, 5.10%, 2/25/2056[2,7]	3,482,133	3,435,455
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,8]	2,820,424	2,825,604
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]	12,769	11,996
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,7]	358,921	333,549

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $57,924,170)		56,269,605

	PRINCIPAL AMOUNT1/ SHARES	VALUE

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]
(Identified Cost $3,776,520)	3,785,000	$3,799,345

MUNICIPAL BONDS - 0.6%

Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034	3,005,000	3,112,834
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	571,218

TOTAL MUNICIPAL BONDS		3,684,052
(Identified Cost $3,742,116)

U.S. TREASURY SECURITIES - 37.3%

U.S. Treasury Bonds - 20.2%
U.S. Treasury Bond
2.375%, 2/15/2042	50,072,000	36,489,970
3.00%, 5/15/2047	50,056,000	37,197,865
3.625%, 2/15/2053	47,808,000	38,365,920
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	6,474,118	6,259,915
2.375%, 2/15/2055	6,586,493	6,114,119

Total U.S. Treasury Bonds
(Identified Cost $128,768,695)		124,427,789

U.S. Treasury Notes - 17.1%
U.S. Treasury Note
0.875%, 11/15/2030	20,373,000	17,757,934
1.375%, 11/15/2031	20,702,000	17,952,516
4.125%, 11/15/2032	12,320,000	12,325,775
4.50%, 11/15/2033	18,174,000	18,551,678
4.25%, 11/15/2034	19,560,000	19,553,887
4.00%, 11/15/2035	19,338,000	18,863,615

Total U.S. Treasury Notes
(Identified Cost $104,831,460)		105,005,405
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $233,600,155)		229,433,194

U.S. GOVERNMENT AGENCIES - 11.9%

Mortgage-Backed Securities - 11.9%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	49,538	49,152
Pool #MA1834, UMBS, 4.50%, 2/1/2034	18,072	18,129
Pool #995876, UMBS, 6.00%, 11/1/2038	36,172	38,061
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,987,718	1,806,924
Pool #AI5172, UMBS, 4.00%, 8/1/2041	27,180	26,459

Investment Portfolio - March 31, 2026

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AH3858, UMBS, 4.50%, 8/1/2041	116,558	$116,010
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,542,308	1,472,122
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,343,545	3,368,442
Pool #AL7729, UMBS, 4.00%, 6/1/2043	33,870	32,973
Pool #AX1685, UMBS, 3.50%, 11/1/2044	306,903	289,924
Pool #AY8604, UMBS, 3.50%, 4/1/2045	48,606	45,436
Pool #BC6764, UMBS, 3.50%, 4/1/2046	21,415	19,968
Pool #BC8677, UMBS, 4.00%, 5/1/2046	15,974	15,322
Pool #AS7931, UMBS, 3.50%, 9/1/2046	1,906,208	1,769,181
Pool #AS8522, UMBS, 3.00%, 12/1/2046	7,179,658	6,353,076
Pool #BD1191, UMBS, 3.50%, 1/1/2047	131,087	122,225
Pool #BE7845, UMBS, 4.50%, 2/1/2047	27,131	26,730
Pool #FS8139, UMBS, 2.00%, 4/1/2047	10,679,838	8,665,807
Pool #MA3007, UMBS, 3.00%, 4/1/2047	527,342	474,853
Pool #FM2232, UMBS, 4.00%, 6/1/2048	75,454	72,167
Pool #AL8674, 5.621%, 1/1/2049	162,623	168,491
Pool #FS9332, UMBS, 3.00%, 3/1/2050	5,737,060	5,176,254
Pool #CA5518, UMBS, 3.00%, 4/1/2050	3,698,360	3,313,737
Pool #FS7251, UMBS, 3.00%, 5/1/2052	8,573,063	7,604,325
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,649,182	2,687,639

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS7999, UMBS, 5.50%, 4/1/2054	10,296,990	$10,456,316
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	23,998	24,111
Pool #C91746, 4.50%, 12/1/2033	20,984	21,076
Pool #C91771, 4.50%, 6/1/2034	30,543	30,675
Pool #C91780, 4.50%, 7/1/2034	29,590	29,717
Pool #C91832, 3.50%, 6/1/2035	136,337	132,739
Pool #G08268, 5.00%, 5/1/2038	194,795	198,345
Pool #G05900, 6.00%, 3/1/2040	12,660	13,338
Pool #A92889, 4.50%, 7/1/2040	83,056	82,994
Pool #A93451, 4.50%, 8/1/2040	233,980	233,805
Pool #G60513, 5.00%, 7/1/2041	180,476	183,775
Pool #G60071, 4.50%, 7/1/2042	76,382	76,325
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,666,777	2,596,961
Pool #Q17513, 3.50%, 4/1/2043	50,516	47,896
Pool #Q37857, 4.00%, 12/1/2045	177,230	170,834
Pool #G60855, 4.50%, 12/1/2045	71,020	70,441
Pool #Q38388, 4.00%, 1/1/2046	153,564	148,383
Pool #Q47544, 4.00%, 3/1/2047	160,388	154,059
Pool #Q47130, 4.50%, 4/1/2047	23,527	23,109
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,243,131	1,999,346
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,921,614	2,963,044
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	2,781,832	2,766,589
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,253,484	1,295,245
Pool #SD5413, UMBS, 5.00%, 5/1/2054	5,894,930	5,836,268

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $72,943,622)		73,288,798

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[9] (Identified Cost $12,161,194)	12,161,194	12,161,194

TOTAL INVESTMENTS - 99.3%		610,100,113
(Identified Cost $616,503,331)
OTHER ASSETS, LESS LIABILITIES - 0.7%		4,333,390
NET ASSETS - 100%		$614,433,503

G.O. Bond - General Obligation Bond
Impt. - Improvement
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - March 31, 2026

(unaudited)

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2026 was $163,754,135, which represented 26.7% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of March 31, 2026.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2026 was $6,417,753, or 1.0% of the Series’ Net Assets.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2026.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2026.

9Rate shown is the current yield as of March 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$302,721,992	$—	$302,721,992	$—
States and political subdivisions
(municipals)	3,684,052	—	3,684,052	—
Corporate debt:
Communication Services	2,948,081	—	2,948,081	—
Consumer Discretionary	12,708,116	—	12,708,116	—
Consumer Staples	3,078,212	—	3,078,212	—
Energy	16,981,494	—	16,981,494	—
Financials	62,468,689	—	62,468,689	—
Industrials	6,421,858	—	6,421,858	—
Information Technology	3,066,900	—	3,066,900	—
Materials	8,105,183	—	8,105,183	—
Real Estate	13,956,803	—	13,956,803	—
Utilities	17,000,498	—	17,000,498	—
Asset-backed securities	84,728,091	—	84,728,091	—
Commercial mortgage-backed securities	56,269,605	—	56,269,605	—
Foreign government bonds	3,799,345	—	3,799,345	—
Short-Term Investment	12,161,194	12,161,194	—	—
Total assets	$610,100,113	$12,161,194	$597,938,919	$—

Investment Portfolio - March 31, 2026

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2025 or March 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.